General Information (Details) $ / shares in Units, $ in Thousands	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares
General Information [Line Items]
Par value | $ / shares	$ 0.4		$ 0.4
Accumulated deficit | $	$ (119,329)		$ (112,093)
Common Stock [Member]
General Information [Line Items]
Par value | ₪ / shares		₪ 0.4